Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2020